Segmented information (Q3)	9 Months Ended
Apr. 30, 2025
Segmented information [Abstract]
Segmented information
16.	Segmented information
The Company operates in one reportable operating segment – the development and monetization of environmental assets. The Company has not generated revenue to date and as such has no reportable segment revenues. The Company’s assets are located in Canada.